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                               January 8, 1997

                                Supplement to
                         VARITRAK PRODUCT PROSPECTUS
              DATED MARCH 13, 1996 AS AMENDED SEPTEMBER 26, 1996
                                     for
         FLEXIBLE PREMIUM ADJUSTABLE BENEFIT VARIABLE LIFE INSURANCE
                                  Issued by
                       NATIONAL LIFE INSURANCE COMPANY
                           One National Life Drive
                          Montpelier, Vermont 05604
                          Telephone: (802) 229-3333


                      The Guaranteed Death Benefit Rider
                      is not available in Massachusetts.


[Note to SEC: this Sticker will be used only in connection with Massachusetts sales.]